Note 7 - Convertible Promissory Notes Payable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	Convertible promissory notes payable:

In
September 2013,
the Company completed a private placement of convertible promissory notes for aggregate gross proceeds of approximately
$583
thousand (
CA$600
thousand). Each convertible promissory note consisted of a
CA$1
thousand principal amount of unsecured promissory note convertible into common shares of the Company at a price per share of
CA$3.60.
The promissory notes bore interest at a rate of
10%
per annum, payable quarterly and were due
September 26, 2015.

The promissory notes were a compound financial instrument containing a liability component and an equity component represented by the conversion feature. The fair value of the liability component upon issuance was estimated by discounting the future cash flows associated with the debt at a discounted rate of approximately
19%
which represented the estimated borrowing cost to the Company for similar promissory notes with no
conversion feature. The residual value of
CA$88
thousand was allocated to the conversion feature.

Subsequent to initial recognition, the promissory notes were accounted for at amortized cost using the effective interest rate method. The Company incurred costs associated with the financing of approximately
$16
thousand (
CA$17
thousand). These costs along with the adjustment for the conversion feature were accreted using the effective interest method over the
24
 month life of the notes.

During the year ended
December
31,
2015,
all of the outstanding promissory notes were converted into common shares of the Company.